MORTGAGE-BACKED SECURITIES (Schedule of Mortgage-Backed Securities by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Amortized cost
Due in one year or less	$ 10,890
Due after five through ten years	1,136
Due after ten years	9,995
Total	26,420	82,400
Fair value
Due in one year or less	11,052
Due after five through ten years	1,340
Due after ten years	9,667
Total	26,956	84,059
Collateralized Mortgage Obligations [Member]
Amortized cost
Due in one year or less
Due after one through five years
Due after five through ten years	47
Due after ten years	139,221
Total	139,268	79,086
Fair value
Due in one year or less
Due after one through five years
Due after five through ten years	47
Due after ten years	139,951
Total	$ 139,998	$ 79,813
Weighted average yield
Due in one year or less	0.00%
Due after one through five years	0.00%
Due after five through ten years	1.41%
Due after ten years	1.21%
Total	1.21%